Total
Old Westbury California Municipal Bond Fund
Old Westbury California Municipal Bond Fund
Investment Goal
The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury California Municipal Bond Fund Old Westbury California Municipal Bond Fund
Management Fees	0.45%
Other Expenses	0.33%	[1]
Total Annual Fund Operating Expenses	0.78%
Less Fee Waiver	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	[2]
[1]	"Other Expenses" are annualized.
[2]	The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2021 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | USD ($)	58	213	398	933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period of December 4, 2018 (commencement of operations) through October 31, 2019, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a non-diversified portfolio of investment-grade municipal securities, which include tax-free debt securities issued by the State of California, its political subdivisions and taxing authorities, with a goal of seeking total return consisting of current income that is exempt from regular federal and California income tax and capital appreciation. The Fund invests, as a fundamental policy, at least 80% of its net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and California income tax, but not necessarily the federal alternative minimum tax. The Fund also may invest in exchange-traded funds (“ETFs”). Fixed income securities held by the Fund may be of any maturity.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Risks related to investing in California — The Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of California. While California’s economy is broad, it does have major concentrations in advanced electronics and computer technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. The Fund may be affected by political, economic, environmental (such as natural disasters), regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

LIBOR Risk — Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Liquidity Risk — Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining investors’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder may be charged fees not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases.

Non-Diversification Risk — The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by comparing the Fund to a broad-based securities index, the BofAML 3-7 Year AAA-AA Municipal Securities Index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Annual Total Returns (for calendar years ended December 31st)

During the period shown in the bar chart, the highest return for a quarter was 1.72% (quarter ended 3/31/2019) and the lowest return for a quarter was 0.49% (quarter ended 9/30/2019).
Average Annual Total Returns (for the periods ended 12/31/2019)
Average Annual Returns - Old Westbury California Municipal Bond Fund	1 Year	Since Inception	Inception Date
Old Westbury California Municipal Bond Fund	4.41%	4.83%	Dec. 04, 2018
After Taxes on Distributions | Old Westbury California Municipal Bond Fund	4.30%	4.72%
After Taxes on Distributions and Sale of Fund Shares | Old Westbury California Municipal Bond Fund	3.12%	3.93%
BofAML 3-7 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)	4.99%	5.55%	Dec. 04, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.